Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions

 Rhinebeck Bank 401(k) Plan

Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions

EIN: 14-1002430 Plan Number: 005

December 31, 2025

			Total that Constitute Nonexempt Prohibited Transactions
Description of Transaction	Participant Contributions Late to Plan	Check Here if Late Participant Loan Repayments are included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected under VFCP and PTE 2002-51
Delinquent contributions in 2025	$135	☐	$-	$-	$-	$135
Total delinquent contributions	$135		$-	$-	$-	$135